Acquisition Contract Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities

The fair value of assets acquired and liabilities assumed at acquisition-date includes the following:

(in thousands)
Assets
Cash and cash equivalents, including $3.2 million working capital adjustment	$25,933
Accounts receivable	1,475
Inventory	857
Other current assets	1,878
Fixed assets	1,504
Other long-term assets	126
Favorable lease asset	69
Acquired product license – Xepi® (Intangible Asset)	4,600
Total Assets	$36,442
Liabilities
Current liabilities	25,132
Contingent consideration, net of contract asset	4,800
Capital lease liabilities	800
Total Liabilities	$30,732
Net Assets Acquired	5,710
Cash Purchase Price	0
Bargain Purchase Gain	$(5,710)

Schedule of Acquisition Contact Liabilities

Acquisition contract liabilities, net consist of the following:

(in thousands)	September 30, 2021	December 31, 2020

Contingent consideration	$9,300	$7,602
Start-up cost financing	7,300	7,300
Contract asset	(805)	(1,074)
Acquisition contract liabilities, net	$15,795	$13,828

Acquisition contract liabilities, net at December 31, 2019 and 2020 consists of the following:

(in thousands)	December 31, 2019	December 31, 2020
Contingent consideration	$7,462	$7,602
Start-up cost financing	2,900	7,300
Contract asset	(1,431)	(1,074)
Acquisition contract liabilities, net	$8,931	$13,828

Schedule of Business Acquisition, Pro Forma Information

The following unaudited pro forma financial information summarizes the combined results of operations of the Company, including Cutanea, as though the companies were combined as of the beginning of the year ended December 31, 2019:

(in thousands except per share amount)	For the year ended December 31, 2019
Revenue	$27,004
Loss from operations	(28,584)
Net loss	(19,773)
Loss per common share:
Basic and diluted	$(19,773.32)

Schedule of Fair Value of Contingent Consideration

The following table provides a roll forward of the fair value of the contingent consideration:

(in thousands)
Balance at December 31, 2018	$-
Issuance of contingent consideration at acquisition date	6,500
Change in fair value of contingent consideration	962
Balance at December 31, 2019	$7,462
Change in fair value of contingent consideration	140
Balance at December 31, 2020	$7,602
Change in fair value of contingent consideration	1,698
Balance at September 30, 2021	$9,300

The following table provides a roll forward of the fair value of the contingent consideration:

(in thousands)
Balance at December 31, 2018	$-
Issuance of contingent consideration at acquisition date	6,500
Change in fair value of contingent consideration	962
Balance at December 31, 2019	$7,462
Change in fair value of contingent consideration	140
Balance at December 31, 2020	$7,602